Employee Benefits (Details) - Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations [Abstract]
Discount rate	9.05%	9.10%	7.55%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%